March 7, 1997


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	AMBAC Treasurers Trust (the "Trust")
	File Nos. 33-94206 and 811-9064
	CIK No. 947562
	Post-Effective Amendment No. 2
	Accession No. 0000927405-97-000072

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Trust does not differ from that contained in Post-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on February 28, 1997.


Kindly return an electronic submittal as evidence of your receipt of this filing.

Very truly yours,
/s/ Laurie E. Buckley
Laurie E. Buckley
Senior Paralegal


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